Trade payables and accruals (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	€ 8,526	€ 17,564
Accrued expenses	24,124	26,739
TOTAL	32,650	44,303
Less non-current portion	0	0
CURRENT PORTION	€ 32,650	€ 44,303